FINANCIAL INSTRUMENTS BY CATEGORY - Summary of Financial Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Financial Liabilities [Line Items]
Financial liabilities at amortized cost	$ 395,447	$ 362,788
Financial liabilities at fair value	0	0
Trade payables
Disclosure Of Financial Liabilities [Line Items]
Financial liabilities at amortized cost	38,594	30,655
Financial liabilities at fair value	0	0
Financial liabilities included in other payables and accruals (note 18)
Disclosure Of Financial Liabilities [Line Items]
Financial liabilities at amortized cost	6,250	3,461
Financial liabilities at fair value	0	0
Collaboration interest-bearing advanced funding
Disclosure Of Financial Liabilities [Line Items]
Financial liabilities at amortized cost	301,196	281,328
Financial liabilities at fair value	0	0
Lease liabilities
Disclosure Of Financial Liabilities [Line Items]
Financial liabilities at amortized cost	49,407	47,344
Financial liabilities at fair value	$ 0	$ 0